An investment in the Fund is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT ADVISER
GE Asset Management Incorporated
3003 Summer Street
P.O. Box 7900
Stamford, Connecticut  06905

ADMINISTRATOR, DISTRIBUTOR, TRANSFER
AGENT & FUND ACCOUNTANT
ALPS Mutual Funds Services, Inc.
370 Seventeenth Street
Suite 3100
Denver, Colorado  80202

LEGAL COUNSEL
Davis, Graham & Stubbs LLP
370 Seventeenth Street
Suite 4700
Denver, CO  80202

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 Seventeenth Street
Suite 3600
Denver, Colorado  80202

CUSTODIAN
State Street Bank & Trust Company
of Connecticut N.A.
750 Main Street
Suite 1114
Hartford, Connecticut  06103

SUB-CUSTODIAN
State Street Bank & Trust Company
1776 Heritage Drive
North Quincy, Massachusetts  02171

MUST BE ACCOMPANIED OR PRECEDED BY A
CURRENT PROSPECTUS.

FOR MORE INFORMATION, PLEASE CALL
1-800-298-3442

[GE ASSET MANAGEMENT LOGO]

ALPS MUTUAL FUNDS SERVICES

SPONSOR AND DISTRIBUTOR
MEMBER NASD

                            FINANCIAL INVESTORS TRUST


                               SEMI-ANNUAL REPORT

                                OCTOBER 31, 2000

                           [GE ASSET MANAGEMENT LOGO]

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED)

Face Value                                                                     Value*
----------                                                                  -----------
               U.S. TREASURY OBLIGATIONS  31.04%
--------------------------------------------------------------------------------------------------------
               U.S. Treasury Notes:
$8,000,000     5.25%, 1/31/01                                               $ 7,977,138
 5,000,000     5.63%, 2/28/01                                                 4,986,694
10,000,000     6.25%, 4/30/01                                                 9,993,294
                                                                            -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $22,957,126)                                                         22,957,126
                                                                            -----------
               REPURCHASE AGREEMENTS COLLATERALIZED
               BY U.S. GOVERNMENT OBLIGATIONS 69.27%                                   Collateral Value
--------------------------------------------------------------------------------------------------------
               Repurchase agreement with Chase Securities Inc., 6.54%,
               dated 10/31/00 and maturing 11/1/00, collateralized by
               U.S. Treasury Note, 4.25% due 1/15/10 with a repurchase
               amount of $3,500,636                                         3,500,000         $3,572,433

               Repurchase agreement with Deutsche Bank Corp., 6.54%,
               dated 10/31/00 and maturing 11/1/00, collateralized by
               U.S. Treasury Bill, due 1/18/01 with a repurchase
               amount of $3,500,636                                         3,500,000          3,570,866

               Repurchase agreement with Dresdner Kleinwort Benson, 6.54%, dated 10/31/00 and maturing 11/1/00, collateralized by U.S.
               Treasury Bond, 10.38% due 11/15/12 with a repurchase amount
               of $3,500,636                                                3,500,000          3,570,717

               Repurchase agreement with Goldman Sachs, 6.55%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S.
               Treasury Note, 6.50% due 2/15/10 with a repurchase
               amount of $3,500,637                                         3,500,000          3,570,812

               Repurchase agreement with J.P. Morgan & Co., Inc., 6.55%
               dated 10/31/00 and maturing 11/1/00, collateralized by
               U.S. Treasury Note, 5.50% due 8/31/01 with a repurchase
               amount of $3,500,637                                         3,500,000          3,570,246

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

                                                                                     Value*     Collateral Value
                                                                                  -----------   ----------------
               REPURCHASE AGREEMENTS COLLATERALIZED
               BY U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
               Repurchase agreement with Merrill Lynch, 6.50%, dated 10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury Strips,
               10.75 - 11.62% due 11/15/04 - 8/15/05 with a repurchase amount of
               $3,500,632                                                         $ 3,500,000        $ 3,573,486

               Repurchase agreement with Morgan Stanley Inc., 6.50%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Note, 5.50% due 01/31/03 with a repurchase amount of $3,500,632      3,500,000          3,574,810

               Repurchase agreement with Nesbitt Burns, 6.57%, dated 10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury Bond, 9.25%
               due 2/15/16, and U.S. Treasury Note, 8.00% due 5/15/01, with a
               repurchase amount of $3,500,639                                      3,500,000          3,570,369

               Repurchase agreement with SG Cowen, 6.55%, dated 10/31/00
               and maturing 11/1/00, collateralized by U.S. Treasury Bills, due
               11/2/00 - 11/9/00, U.S. Treasury Bond, 11.63% due 11/15/02, and
               U.S. Treasury Notes, 5.38 - 6.88% due 2/15/01 - 5/15/06 with a
               repurchase  amount of $3,500,637                                     3,500,000          3,574,177

               Repurchase agreement with State Street Bank Corp., 6.55%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Note, 5.63% due 9/30/01 with a repurchase amount of $12,730,316     12,728,000         13,046,027

               Repurchase agreement with Warburg Dillon Reed, 6.55%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S.
               Treasury Bond, 3.63% due 4/15/28 with a repurchase amount
               of $3,500,637                                                        3,500,000          3,575,130

               Repurchase agreement with Wheat First Securities, 6.56%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S.
               Treasury Bond, 7.50% dated 11/15/16 with a repurchase amount
               of $3,500,638                                                        3,500,000          3,571,061
                                                                                  -----------        -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $51,228,000)                                                               51,228,000         52,340,134
                                                                                  -----------        -----------

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

                                                                               Value*
                                                                            ------------
TOTAL INVESTMENTS
  (Cost $74,185,126)                                   100.31%              $74,185,126

Liabilities in Excess of Other Assets                   (0.31)%                (228,310)
                                                       ------               -----------

NET ASSETS                                             100.00%              $73,956,816
                                                       ======               ===========

*See note 1 to financial statements.

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED)

Face Value                                                                       Value*
----------                                                                   -----------
                   U.S. TREASURY OBLIGATIONS 2.46%
----------------------------------------------------------------------------------------
                     U.S. Treasury Note:
  $7,000,000            5.25%, 1/31/01                                       $ 6,981,043
                                                                             -----------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,981,043)                                                            6,981,043
                                                                             -----------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS 67.67%
----------------------------------------------------------------------------------------
 12,000,000          Farmer Mac DN                                            12,000,000
                        6.44%, 11/1/00

                     Federal Farm Credit Bank DN
  6,000,000             6.46%, 1/24/01                                         5,907,843

                     Federal Home Loan Bank
 11,435,000             6.40%, 11/29/00                                       11,377,455
 12,000,000             6.43%, 1/24/01                                        11,819,907

                     Federal Home Loan Mortgage Corp.
 10,000,000             6.41%, 11/28/00                                        9,951,722
 14,750,000             6.43%, 11/30/00                                       14,672,730
 12,000,000             6.39%, 12/5/00                                        11,927,322
 12,000,000             6.44%, 1/4/01                                         11,862,054
 12,000,000             6.43%, 1/18/01                                        11,832,431
 10,000,000             6.40%, 2/1/01                                          9,835,685

                     Federal National Mortgage Association
 14,000,000             6.39%, 11/9/00                                        13,979,826
 10,000,000             6.43%, 11/22/00                                        9,962,072
 15,000,000             6.40%, 12/7/00                                        14,903,129
  4,000,000             6.49%, 12/21/00                                        3,963,062
 14,000,000             6.43%, 1/4/01                                         13,837,379
  7,000,000             6.38%, 2/15/01                                         6,867,822
  9,434,000             6.35%, 3/1/01                                          9,232,501
  8,000,000             6.35%, 3/22/01                                         7,800,998
                                                                             -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $191,733,938)                                                        191,733,938
                                                                             -----------

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

                                                                                    Value*     Collateral Value
                                                                                  ----------   ----------------
               REPURCHASE AGREEMENTS COLLATERALIZED
               BY U.S. GOVERNMENT OBLIGATIONS 30.38%
---------------------------------------------------------------------------------------------------------------

               Repurchase agreement with Chase Securities Inc., 6.54%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Note, 4.25% due 1/15/10 with a repurchase amount of $7,501,363     $7,500,000         $7,653,682

               Repurchase agreement with Deutsche Bank Corp., 6.54%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Bond, 7.13% due 2/15/23 with a repurchase amount of $7,501,363      7,500,000          7,650,998

               Repurchase agreement with Dresdner Kleinwort, 6.54%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Bill, dated 1/4/01 and U.S. Treasury Bond, 10.38% due 11/15/12
               with a repurchase amount of $7,501,363                              7,500,000          7,651,261

               Repurchase agreement with Goldman Sachs, 6.55%, dated 10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury Note, 6.50%
               due 2/15/10 with a repurchase amount of $7,501,365                  7,500,000          7,650,676

               Repurchase agreement with J.P. Morgan & Co., Inc., 6.55%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Note, 6.50% due 10/15/06 with a repurchase amount of $7,501,365     7,500,000          7,650,830

               Repurchase agreement with Merrill Lynch, 6.50% dated 10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury Strip,
               10.75% due 8/15/05 with a repurchase amount of $7,501,354           7,500,000          7,651,708

               Repurchase agreement with Morgan Stanley Inc., 6.50%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Note, 5.25% due 8/15/03, with a repurchase amount of $7,501,354     7,500,000          7,650,562

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

                                                                                     Value*     Collateral Value
                                                                                  ------------  ----------------
               REPURCHASE AGREEMENTS COLLATERALIZED BY
               U.S. GOVERNMENT OBLIGATIONS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
               Repurchase agreement with Nesbitt Burns, 6.57%, dated 10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury Bonds, 6.75
               - 9.25% due 2/15/16 - 8/15/26 with a repurchase amount of
               $7,501,369                                                         $  7,500,000       $ 7,650,942

               Repurchase agreement with SG Cowen, 6.55%, dated 10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury Bonds, 10.75 -
               11.63% due 11/15/02 - 2/15/03, and U.S. Treasury Notes, 4.88 -
               7.88% due 12/31/00 - 8/15/10 with a repurchase amount of
               $7,501,365                                                            7,500,000         7,670,625

               Repurchase agreement with State Street Bank Corp., 6.55%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S.
               Treasury Note, 5.63% due 9/30/01 with a repurchase amount
               of $3,577,651                                                         3,577,000         3,667,941

               Repurchase agreement with Warburg Dillon Reed, 6.55%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Bond, 3.63% due 4/15/28 with a repurchase amount of $7,501,365        7,500,000         7,655,105

               Repurchase agreement with Wheat First Securities, 6.56%, dated
               10/31/00 and maturing 11/1/00, collateralized by U.S. Treasury
               Bond, 7.50% due 11/15/16, U.S. Treasury Note 6.50% due 8/31/01,
               and U.S. Treasury Strips, 6.34% due 8/15/02 - 2/15/27 with a
               repurchase amount of $7,501,367                                       7,500,000         7,650,618
                                                                                  ------------       -----------

TOTAL REPURCHASE AGREEMENTS
  (Cost $86,077,000)                                                                86,077,000        87,854,948
                                                                                  ------------       -----------

TOTAL INVESTMENTS
  (Cost $284,791,981)                                        100.51%               284,791,981

Liabilities in Excess of Other Assets                         (0.51)%               (1,459,447)
                                                             ------               ------------

NET ASSETS                                                   100.00%              $283,332,534
                                                             ======               ============

*See note 1 to financial statements.

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED)

Face Value                                                                      Value*
----------                                                                   -----------
                   U.S. GOVERNMENT AGENCY OBLIGATIONS 21.89%
----------------------------------------------------------------------------------------
                     Federal Farm Credit Bank DN
 $1,300,000             6.28%, 4/16/01                                       $ 1,262,332

                     Federal Home Loan Mortgage Corp.
  5,000,000             6.41%, 11/28/00                                        4,975,857
  3,000,000             6.39%, 12/5/00                                         2,981,831
  3,000,000             6.39%, 12/12/00                                        2,978,123

                     Federal National Mortgage Association
  6,200,000             6.74%, 12/21/00                                        6,142,927
  2,970,000             6.35%, 3/29/01                                         2,892,453
  2,594,000             6.28%, 4/12/01                                         2,520,591
                                                                             -----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $23,754,114)                                                          23,754,114
                                                                             -----------

Due Date              Discount Rate or Coupon Rate     Principal Amount
--------              ----------------------------     ----------------

                      CERTIFICATES OF DEPOSIT 31.47%
-----------------------------------------------------------------------------------------
Bank of Montreal
11/7/00               6.53%                                  $5,000,000        5,000,000

Bayerische Hypotheken Vereinsbank
11/22/00              6.56%                                   4,450,000        4,450,000

Canadian Imperial Bank of Commerce
11/15/00              6.55%                                   5,000,000        5,000,000

Deutsche Bank
11/1/00               6.63%                                   5,000,000        5,000,000

Dresdner Bank
11/7/00               6.59%                                   5,000,000        5,000,000

Societe General Bank
12/18/00              6.54%                                   5,000,000        5,000,000

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

Due Date           Discount Rate or Coupon Rate        Principal Amount        Value*
--------           ----------------------------        ----------------      ----------

                   CERTIFICATES OF DEPOSIT (CONTINUED)
----------------------------------------------------------------------------------------
Wachovia Bank Corp.
11/16/00           6.58%                                     $4,700,000      $ 4,700,000
                                                             ----------      -----------

TOTAL CERTIFICATES OF DEPOSIT
  (Cost $34,150,000)
                                                                              34,150,000
                                                                             -----------

                   COMMERCIAL PAPER 42.39%
----------------------------------------------------------------------------------------
Abbey National PLC
1/22/01            6.52%                                      5,000,000        4,925,637

Associates Corp., N.A.
1/16/01            6.53%                                      5,000,000        4,930,909

Bank One Corp.
1/8/01             6.56%                                      5,000,000        4,937,738

Bank of Nova Scotia
11/3/00            6.49%                                      4,900,000        4,898,224

Chase Manhattan
11/2/00            6.48%                                      5,000,000        4,999,095

Credit Suisse Group
11/13/00           6.48%                                      2,780,000        2,773,913

Halifax Building Society
11/20/00           6.48%                                      4,660,000        4,643,866

Merrill Lynch & Co.
11/8/00            6.48%                                      5,000,000        4,993,670

J.P. Morgan
12/8/00            6/48%                                      4,000,000        3,973,254

Royal Bank CDA
11/10/00           6.48%                                      4,940,000        4,931,918
                                                              ---------      -----------

TOTAL COMMERCIAL PAPER
  (Cost $46,008,224)                                                          46,008,224
                                                                             -----------

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND
STATEMENT OF INVESTMENTS
OCTOBER 31, 2000 (UNAUDITED) (CONTINUED)

Due Date           Discount Rate or Coupon Rate       Principal Amount        Value*
--------           ----------------------------       ----------------     ------------

                   TIME DEPOSITS 4.47%
---------------------------------------------------------------------------------------
State Street Corp.
11/1/00            6.50%                              $4,854,000           $  4,854,000
                                                      ----------           ------------

TOTAL TIME DEPOSITS
  (Cost $4,854,000)                                                           4,854,000
                                                                           ------------

TOTAL INVESTMENTS
  (Cost $108,766,338)                                     100.22%           108,766,338

Liabilities in Excess of Other Assets                      (0.22)%             (244,159)
                                                      ----------           ------------

NET ASSETS                                                100.00%          $108,522,179
                                                      ==========           ============

*See note 1 to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000 (UNAUDITED)

                                                 U.S. TREASURY   U.S. GOVERNMENT       PRIME
                                                  MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                      FUND             FUND             FUND
                                                 -------------   ---------------   -------------
ASSETS
Investments, at amortized cost
  (which approximates market value)(1)
  - see accompanying statement                   $  74,185,126    $ 284,791,981    $ 108,766,338
Interest receivable                                    165,349          108,514          373,653
Prepaid and other assets                                 2,250            1,173              878
                                                 -------------    -------------    -------------

     Total Assets                                   74,352,725      284,901,668      109,140,869
                                                 -------------    -------------    -------------

LIABILITIES
Dividends payable                                      367,808        1,508,945          575,966
Accrued investment advisory fee                          2,993            9,524            3,591
Accrued administration fee                              14,933           35,947           12,610
Other payables                                          10,175           14,718           26,523
                                                 -------------    -------------    -------------

     Total Liabilities                                 395,909        1,569,134          618,690
                                                 -------------    -------------    -------------

NET ASSETS                                       $  73,956,816    $ 283,332,534    $ 108,522,179
                                                 -------------    -------------    -------------

COMPOSITION OF NET ASSETS
Paid-in capital                                  $  73,984,453    $ 283,497,457    $ 108,528,288
Accumulated net realized loss                          (27,637)        (164,923)          (6,109)
                                                 -------------    -------------    -------------

NET ASSETS                                       $  73,956,816    $ 283,332,534    $ 108,522,179 (2)
                                                 =============    =============    =============

Shares of beneficial interest outstanding (3)       73,984,453      283,346,168      108,528,288 (2)
                                                 =============    =============    =============

Net asset value and redemption value per share   $        1.00    $        1.00    $        1.00
                                                 =============    =============    =============

(1) Including repurchase agreements for the U.S. Treasury Money Market and U.S. Government Money Market Funds in the amounts of $51,228,000 and $86,077,000, respectively.

(2) Prime Money Market Fund                 Net Assets     Shares Outstanding
                                           -----------     ------------------
           Class I                         108,410,040        108,416,132
           Class II                            112,139            112,156

(3) On October 31, 2000, there was an unlimited number of no par value shares of beneficial interest authorized.

See notes to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED OCTOBER 31, 2000 (UNAUDITED)

                                      U.S. TREASURY  U.S. GOVERNMENT      PRIME
                                       MONEY MARKET   MONEY MARKET    MONEY MARKET
                                           FUND           FUND            FUND
                                      -------------  ---------------  ------------

INVESTMENT INCOME                      $ 2,859,663     $ 9,942,797    $ 4,092,759
-----------------                      -----------     -----------    -----------

EXPENSES
Investment advisory fee (Note 2)            22,434          61,292         24,944
Administration services (Note 2)           302,467         245,169        189,878
Legal                                          407           1,446          1,596
Insurance                                    3,192           4,648             --
State Registration                           1,795           4,027             --
  Class I                                       --              --          7,830
  Class II                                      --              --             12
Distribution - Class II                         --              --            250
Other                                        6,061           3,060          2,037
                                       -----------     -----------    -----------

Total Expenses                             336,356         319,642        226,547
                                       -----------     -----------    -----------

Expenses waived by administrator          (188,305)        (13,142)      (101,619)
                                       -----------     -----------    -----------

Net Expenses                               148,051         306,500        124,928
                                       -----------     -----------    -----------

NET INVESTMENT INCOME                    2,711,612       9,636,297      3,967,831
                                       -----------     -----------    -----------

NET REALIZED GAIN ON INVESTMENTS                --             688            576
                                       -----------     -----------    -----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                        $ 2,711,612     $ 9,636,985    $ 3,968,407
                                       ===========     ===========    ===========

See notes to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                    U.S. TREASURY                       U.S. GOVERNMENT
                                                    MONEY MARKET                          MONEY MARKET
                                                        FUND                                  FUND
                                        -----------------------------------   ------------------------------------
                                           FOR THE SIX          FOR THE          FOR THE SIX          FOR THE
                                          MONTHS ENDED        YEAR ENDED        MONTHS ENDED         YEAR ENDED
                                        OCTOBER 31, 2000*   APRIL 30, 2000    OCTOBER 31, 2000*    APRIL 30, 2000
                                        -----------------   ---------------   -----------------   ----------------

OPERATIONS
Net investment income                     $   2,711,612      $   4,437,430     $   9,636,297      $    14,701,489
Net realized gain/(loss) on investments              --                 --               688               (1,193)
                                          -------------      -------------     -------------      ---------------

Net increase in net assets resulting
   from operations                            2,711,612          4,437,430         9,636,985           14,700,296
                                          -------------      -------------     -------------      ---------------

DISTRIBUTIONS
Dividends to shareholders from net
   investment income                         (2,711,612)        (4,437,430)       (9,636,297)         (14,701,489)
                                          -------------      -------------     -------------      ---------------

BENEFICIAL INTEREST
   TRANSACTIONS (1)
Shares sold                                 117,996,806        154,467,209       822,267,546          984,216,243
Dividends reinvested                          2,590,927          4,037,883         8,450,753           12,733,950
Shares redeemed                            (125,574,183)      (170,424,178)     (770,538,865)      (1,126,129,656)
                                          -------------      -------------     -------------      ---------------

Change in net assets derived from
   beneficial interest transactions          (4,986,450)       (11,919,086)       60,179,434         (129,179,463)
                                          -------------      -------------     -------------      ---------------

NET INCREASE (DECREASE)
   IN NET ASSETS                             (4,986,450)       (11,919,086)       60,180,122         (129,180,656)

NET ASSETS:
Beginning of period                          78,943,266         90,862,352       223,152,412          352,333,068
                                          -------------      -------------     -------------      ---------------

End of period                             $  73,956,816      $  78,943,266     $ 283,332,534      $   223,152,412
                                          =============      =============     =============      ===============

(1) At net asset value of $1.00 per share.

*Unaudited

See notes to financial statements.

FINANCIAL INVESTORS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                             PRIME MONEY MARKET FUND
                                                      ------------------------------------
                                                         FOR THE SIX           FOR THE
                                                        MONTHS ENDED         YEAR ENDED
                                                      OCTOBER 31, 2000*    APRIL 30, 2000
                                                      -----------------   ----------------
OPERATIONS
Net investment income                                  $     3,967,831    $     9,757,505
Net realized gain (loss) on investments                            576             (6,728)
                                                       ---------------    ---------------

Net increase in net assets resulting
   from operations                                           3,968,407          9,750,777
                                                       ---------------    ---------------

DISTRIBUTIONS
Dividends to shareholders from net investment income
  Class I                                                   (3,961,696)        (9,750,052)
  Class II                                                      (6,135)            (7,453)
                                                       ---------------    ---------------

Net decrease in net assets from distributions               (3,967,831)        (9,757,505)
                                                       ---------------    ---------------

BENEFICIAL INTEREST TRANSACTIONS (1)
  Class I
      Shares sold                                          237,254,621        994,770,000
      Dividends reinvested                                     897,570          4,930,917
      Shares redeemed                                     (269,747,330)    (1,026,946,937)
  Class II
      Shares sold                                            1,525,000          2,375,000
      Dividends reinvested                                       4,985              6,910
      Shares redeemed                                       (1,450,000)        (2,352,000)
                                                       ---------------    ---------------

Change in net assets derived from
  beneficial interest transactions                         (31,515,154)       (27,216,110)
                                                       ---------------    ---------------

NET DECREASE IN NET ASSETS                                 (31,514,578)       (27,222,838)

NET ASSETS:
Beginning of period                                        140,036,757        167,259,595
                                                       ---------------    ---------------

End of period                                          $   108,522,179    $   140,036,757
                                                       ===============    ===============

(1)  At net asset value of $1.00 per share.

*Unaudited

See notes to financial statements.

FINANCIAL INVESTORS TRUST

U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial
interest outstanding throughout the period indicated(1):

                                        For the Six Months                      For the Year
                                         Ended October 31,                     Ended April 30,
                                               2000*          2000       1999       1998         1997         1996
                                        ------------------  -------    -------    --------     --------     --------

Net asset value - beginning of period         $  1.00       $  1.00    $  1.00    $   1.00     $   1.00     $   1.00
                                              -------       -------    -------    --------     --------     --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            0.03          0.05       0.05        0.05         0.05         0.05
                                              -------       -------    -------    --------     --------     --------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income            (0.03)        (0.05)     (0.05)      (0.05)       (0.05)       (0.05)
                                              -------       -------    -------    --------     --------     --------
Net asset value - end of period               $  1.00       $  1.00    $  1.00    $   1.00     $   1.00     $   1.00
                                              =======       =======    =======    ========     ========     ========
Total return                                     6.07%(2)      5.01%      4.90%       5.30%        5.15%        5.44%
                                              =======       =======    =======    ========     ========     ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)               $73,957       $78,943    $90,862    $138,169     $167,692     $316,364
                                              =======       =======    =======    ========     ========     ========

Ratio of expenses to average net assets          0.33%(2)      0.33%      0.33%       0.33%        0.30%        0.30%
                                              =======       =======    =======    ========     ========     ========
Ratio of net investment income to
   average net assets                            6.04%(2)      4.85%      4.83%       5.18%        5.02%        5.36%
                                              =======       =======    =======    ========     ========     ========
Ratio of expenses to average net assets
   without fee waivers                           0.75%(2)      0.72%      0.57%       0.55%        0.67%        0.71%
                                              =======       =======    =======    ========     ========     ========
Ratio of net investment income to
   average net assets without fee waivers        5.62%(2)      4.46%      4.59%       4.96%        4.65%        4.95%
                                              =======       =======    =======    ========     ========     ========

(1) The financial highlights prior to March 24, 1997 reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a special meeting of the shareholders of the Fund on March 21, 1997.

(2) Annualized

*Unaudited

See notes to financial statements.

FINANCIAL INVESTORS TRUST

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated(1):

                                          For the Six Months                            For the Year
                                           Ended October 31,                           Ended April 30,
                                                2000*              2000         1999         1998         1997        1996
                                          ------------------     ---------    ---------    ---------    ---------   ---------

Net asset value - beginning of period         $      1.00        $   1.00     $   1.00     $   1.00     $   9.97    $   9.97
                                              -----------        --------     --------     --------     --------    --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                0.03            0.05         0.05         0.05         0.14        0.55
                                              -----------        --------     --------     --------     --------    --------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                (0.03)          (0.05)       (0.05)       (0.05)       (0.14)      (0.55)
Stock Split (Note 3)                                 0.00            0.00         0.00         0.00        (8.97)       0.00
                                              -----------        --------     --------     --------     --------    --------
Total dividends and distributions to
  shareholders                                      (0.03)          (0.05)       (0.05)       (0.05)       (9.11)      (0.55)
                                              -----------        --------     --------     --------     --------    --------
Net asset value - end of period               $      1.00        $   1.00     $   1.00     $   1.00     $   1.00    $   9.97
                                              ===========        ========     ========     ========     ========    ========
Total return                                         6.33%(2)        5.27%        5.16%        5.48%        5.23%       5.65%
                                              ===========        ========     ========     ========     ========    ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)               $   283,333        $223,152     $352,333     $150,222     $ 87,416    $ 31,082
                                              ===========        ========     ========     ========     ========    ========
Ratio of expenses to average net assets              0.20%(2)        0.20%        0.20%        0.20%        0.23%       0.60%
                                              ===========        ========     ========     ========     ========    ========
Ratio of net investment income to
  average net assets                                 6.29%(2)        5.12%        5.01%        5.35%        5.13%       5.38%
                                              ===========        ========     ========     ========     ========    ========
Ratio of expenses to average net assets
  without fee waivers                                0.21%(2)        0.22%        0.24%        0.31%        0.39%       0.85%
                                              ===========        ========     ========     ========     ========    ========
Ratio of net investment income to
  average net assets without fee waivers             6.28%(2)        5.10%        4.96%        5.24%        4.97%       5.12%
                                              ===========        ========     ========     ========     ========    ========

(1) The financial highlights prior to July 10, 1996 reflect the operations of the Fund as the Short-Term U.S. Government Income Fund when it was not a money market fund and had different investment policies and expenses, and a fluctuating net asset value not maintained at $1.00 per share. The Fund changed to a money market fund on July 10, 1996 following a Special Meeting of the Fund's shareholders on June 27, 1996. The financial highlights prior to March 24, 1997 also reflect the operations of the Fund while the Fund's investment adviser was FGIC Advisors, Inc. GEIM was approved as the Fund's investment adviser at a Special Meeting of the shareholders of the Fund on March 21, 1997.

(2) Annualized

*Unaudited

See notes to financial statements.

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND - CLASS I
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                           For the
                                                    For the            For the              Period
                                                  Six Months            Year            December 10,
                                                     Ended              Ended              1998 to
                                               October 31, 2000*   April 30, 2000     April 30, 1999(1)
                                               -----------------   --------------     -----------------

Net asset value - beginning of period               $   1.00          $   1.00            $   1.00
                                                    --------          --------            --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                   0.03              0.05                0.02
                                                    --------          --------            --------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                   (0.03)            (0.05)              (0.02)
                                                    --------          --------            --------
Net asset value - end of period                     $   1.00          $   1.00            $   1.00
                                                    ========          ========            ========
Total return                                            6.43%(2)          5.43%           $   4.82(2)
                                                    ========          ========            ========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $108,410          $140,005            $167,257
                                                    ========          ========            ========
Ratio of expenses to average net assets                 0.20%(2)          0.20%               0.20%(2)
                                                    ========          ========            ========
Ratio of net investment income to
  average net assets                                    6.36%(2)          5.37%               4.71%(2)
                                                    ========          ========            ========
Ratio of expenses to average net assets
  without fee waivers                                   0.36%(2)          0.28%               0.66%(2)
                                                    ========          ========            ========
Ratio of net investment income to
  average net assets without fee waivers                6.20%(2)          5.28%               4.25%(2)
                                                    ========          ========            ========

(1) Class I commenced operations on December 10, 1998.

(2) Annualized

*Unaudited

See notes to financial statements.

FINANCIAL INVESTORS TRUST

PRIME MONEY MARKET FUND - CLASS II
FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                                                            For the
                                                   For the             For the              Period
                                                  Six Months             Year             December 23,
                                                    Ended                Ended               1998 to
                                               October 31, 2000*    April 30, 2000     April 30, 1999(1)
                                               -----------------    --------------     -----------------

Net asset value - beginning of period               $  1.00             $  1.00             $  1.00
                                                    -------             -------             -------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                  0.03                0.05                0.02
                                                    -------             -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                  (0.03)              (0.05)              (0.02)
                                                    -------             -------             -------
Net asset value - end of period                     $  1.00             $  1.00             $  1.00
                                                    =======             =======             =======
Total return                                           6.17%(2)            5.17%               4.55%(2)
                                                    =======             =======             =======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                     $   112             $    32             $     2
                                                    =======             =======             =======
Ratio of expenses to average net assets                0.45%(2)            0.45%               0.45%(2)
                                                    =======             =======             =======
Ratio of net investment income to
  average net assets                                   6.13%(2)            5.11%               4.53%(2)
                                                    =======             =======             =======
Ratio of expenses to average net assets
  without fee waivers                                  0.60%(2)            0.57%               1.24%(2)
                                                    =======             =======             =======
Ratio of net investment income to
  average net assets without fee waivers               5.97%(2)            4.99%               3.74%(2)
                                                    =======             =======             =======

(1) Class II commenced operations on December 23, 1998.

(2) Annualized

*Unaudited

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)

         Financial Investors Trust, a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and the Prime Money Market Fund (the "Funds"). The financial statements of the remaining portfolios of the Trust are presented separately.

         The Prime Money Market Fund offers two classes of shares (Class I and Class II). Class I and Class II are identical in all respects with the exception that Class II shares charge a distribution fee and have a lower investment minimum. Each Class of shares has equal rights as to earnings, assets and voting privileges except that Class II has exclusive voting rights with respect to its Distribution Plan. Income, expenses (other than expenses incurred under the Class II Distribution Plan and other class specific expenses) and realized gains or losses on investments are allocated to each Class based upon their relative net assets.

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: The Funds value their securities on the basis of amortized cost which approximates market value.

         REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 102% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

         FEDERAL INCOME TAXES: It is the Funds' policy to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provisions are required.

         EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of accumulated net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS (UNAUDITED)

         The Trust has entered into Investment Advisory Agreements with GE Asset Management Incorporated ("GEAM"). Pursuant to these advisory agreements, GEAM is entitled to an advisory fee, computed daily and payable monthly, based on the following fee schedule:

                                U.S. Treasury              U.S. Government                     Prime
Average Net Assets            Money Market Fund           Money Market Fund              Money Market Fund
------------------            -----------------           -----------------              -----------------
First $500 million                  0.05%                       0.04%                          0.04%
Next $500 million                  0.075%                       0.06%                          0.06%
Next $500 million                   0.10%                       0.08%                          0.08%
In excess of $1.5 billion           0.15%                       0.08%                          0.08%

         ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Funds' administrator. ALPS is entitled to receive a fee from each Fund for its administrative services, computed daily and payable monthly, based on the following fee schedule:

                               U.S. Treasury              U.S. Government                     Prime
Average Net Assets           Money Market Fund*          Money Market Fund*             Money Market Fund*
------------------           ------------------          ------------------             ------------------
First $500 million                  0.26%                       0.16%                          0.16%
Next $500 million                   0.24%                       0.14%                          0.14%
In excess of $1 billion             0.22%                       0.12%                          0.12%

*Subject to a minimum monthly fee of $50,000, $30,000 and $30,000 for the U.S. Treasury Money Market Fund, U.S. Government Money Market Fund and Prime Money Market Fund, respectively.

         ALPS has contractually agreed to waive a portion of its fees so that the total annual expenses of each Fund will not exceed the voluntary expense limitations adopted by ALPS until at least April 30, 2001. After that date, the fee waivers by ALPS are voluntary and may be terminated at any time.

         Administration services include: fund accounting, daily pricing, custody, registration, shareholder servicing, transfer agency, fund ratings, audit, and printing.

         The Trustees have adopted a Distribution Plan of behalf of Class II of the Prime Money Market Fund ("Class II") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of .25% of the average net assets of Class II.

         Shareholders holding more than 10% of the Funds' outstanding shares as of October 31, 2000, constituted 16.4 percent of the U.S. Treasury Money Market Fund 12.3% of the U.S. Government Money Market Fund and 86.3 percent of the Prime Money Market Fund.

3. FUNDAMENTAL CHANGES

         At a Special Meeting of the U.S. Government Money Market Fund (the "Fund") (formerly the Short-Term U.S. Government Income Fund) held on June 27, 1996, shareholders of the Fund approved an amendment to a fundamental investment restriction of the Fund to allow for the purchase of United States Government agency and instrumentality obligations as well as repurchase agreements collateralized to 102% by direct obligations of United States Government agencies and instrumentalities. The shareholders also approved that the Fund change from a non-money market fund to a money market fund and that the Fund change its name to the U.S. Government Money Market Fund to reflect these changes. After the close of business on July 9, 1996, the changes approved by the shareholders of the Fund were implemented. As a money market fund, the Fund seeks to maintain a net asset value of $1.00 for purposes of purchases and redemptions. In order to bring the net asset value of the Fund to $1.00, the Fund executed a stock split of 9.97 to 1 after the close of business on July 9, 1996.


19